                                 HIGHMARK FUNDS
                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                        Supplement dated March 14, 2001
            to Fiduciary Shares Prospectus dated November 30, 2000.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER
                              WITH THE PROSPECTUS.

    On February 28, 2001, shareholders of the International Equity Fund (the "Fund") approved Deutsche Asset Management Investment Services, Ltd. as an additional sub-adviser to the Fund. As a result of this approval, the following changes have been made to the prospectus:

    1. Under the heading "Sub-Advisers" on page 33 the first paragraph has been revised as follows:

       INTERNATIONAL EQUITY FUND. AXA Investment Managers GS Ltd. ("AXA") serves as a sub-adviser to the International Equity Fund. Under an investment sub-advisory agreement between AXA and HighMark Capital Management, AXA makes day-to-day investment decisions regarding the portion of the Fund's assets allocated to AXA, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of the HighMark Funds.

    2. Under the same heading on page 33, the following information has been inserted after the second paragraph:

       Deutsche Asset Management Investment Services, Ltd. ("Deutsche") serves as a sub-adviser to the International Equity Fund. Under an investment sub-advisory agreement between Deutsche and HighMark Capital Management, Deutsche makes day-to-day investment decisions regarding the portion of the Fund's assets allocated to Deutsche, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of the HighMark Funds.

       Deutsche was originally founded in 1972 as Morgan Grenfell Investment Services Limited and managed approximately $12 billion in assets as of March 31, 2000. Deutsche is located at One Appold Street, London, England. Deutsche provides investment advice primarily to U.S. and Canadian institutional investors. Deutsche is wholly owned by Deutsche Asset Management Group Limited, which in turn is wholly owned by Deutsche Morgan Grenfell Group PLC ("DMG"), an investment holding company. DMG is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment-banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail and commercial banking, investment banking and insurance.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMNAV-FID 03/14/01

                                 HIGHMARK FUNDS
                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                        Supplement dated March 14, 2001
              to Retail Shares Prospectus dated November 30, 2000.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER
                              WITH THE PROSPECTUS.

    On February 28, 2001, shareholders of the International Equity Fund (the "Fund") approved Deutsche Asset Management Investment Services, Ltd. as an additional sub-adviser to the Fund. As a result of this approval, the following changes have been made to the prospectus:

    1. Under the heading "Sub-Advisers" on page 36 the first paragraph has been revised as follows:

       INTERNATIONAL EQUITY FUND. AXA Investment Managers GS Ltd. ("AXA") serves as a sub-adviser to the International Equity Fund. Under an investment sub-advisory agreement between AXA and HighMark Capital Management, AXA makes day-to-day investment decisions regarding the portion of the Fund's assets allocated to AXA, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of the HighMark Funds.

    2. Under the same heading on page 37, the following information has been inserted after the second paragraph:

       Deutsche Asset Management Investment Services, Ltd. ("Deutsche") serves as a sub-adviser to the International Equity Fund. Under an investment sub-advisory agreement between Deutsche and HighMark Capital Management, Deutsche makes day-to-day investment decisions regarding the portion of the Fund's assets allocated to Deutsche, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of the HighMark Funds.

       Deutsche was originally founded in 1972 as Morgan Grenfell Investment Services Limited and managed approximately $12 billion in assets as of March 31, 2000. Deutsche is located at One Appold Street, London, England. Deutsche provides investment advice primarily to U.S. and Canadian institutional investors. Deutsche is wholly owned by Deutsche Asset Management Group Limited, which in turn is wholly owned by Deutsche Morgan Grenfell Group PLC ("DMG"), an investment holding company. DMG is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment-banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail and commercial banking, investment banking and insurance.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMNAV-RET 03/14/01

                                 HIGHMARK FUNDS
                           INTERNATIONAL EQUITY FUND
                              SMALL CAP VALUE FUND
                        Supplement dated March 14, 2001
      to the Statement of Additional Information dated November 30, 2000.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS
     CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE STATEMENT OF ADDITIONAL INFORMATION.

    On February 28, 2001, shareholders of the International Equity Fund approved Deutsche Asset Management Investment Services, Ltd. as an additional sub-adviser to the International Equity Fund. In addition, effective March 1, 2001, Brandes Investment Partners, L.P. will no longer serve as the sub-adviser to a portion of the Small Cap Value Fund's assets. As a result of these changes the statement of additional information has been revised as follows:

    1. Under the heading "The Sub-Advisers" on page 69, the entire section has been revised as follows:

       INTERNATIONAL EQUITY FUND. Under its sub-advisory agreement, AXA is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the International Equity Fund allocated to AXA. Such a fee is paid by the Adviser, and AXA receives no fees directly from the International Equity Fund. For the fiscal year ended July 31, 2000, AXA received sub-advisory fees of $595,383. For the fiscal year ended July 31, 1999 and for the period from January 1, 1998 to July 31, 1998, AXA received sub-advisory fees of $471,338 and $192,406, respectively. For the period from August 1, 1997 to December 31, 1997, TMAM received sub-advisory fees of $59,319. AXA operates as a subsidiary of the AXA Group. AXA was established in 1998.

       Under its sub-advisory agreement, Deutsche is entitled to an annual fee, paid monthly, based on the average daily net assets of the Fund allocated to Deutsche as follows:

FUND ASSETS                                  RATE AS A PERCENTAGE OF AVERAGE NET ASSETS
-----------                                  ------------------------------------------
Up to $250 million                                             0.60%
Over $250 million                                              0.50%

       Such fee is paid by the Adviser, and Deutsche receives no fees directly from the International Equity Fund. Deutsche is an indirect wholly owned subsidiary of Deutsche Bank AG.

       SMALL CAP VALUE FUND. Prior to March 1, 2001, Brandes served as the sub-adviser to a portion of the Small Cap Value Fund's assets. For the fiscal years ended July 31, 2000 and July 31, 1999, Brandes received sub-advisory fees of $134,781 and $921,269, respectively.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI -- 03/14/01